Financial instruments - Classes of financial liabilities instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Liabilities [abstract]
Non-current finance debt	$ 24,183	$ 27,999
Non-current derivative financial instruments	900	1,420
Trade and other payables	9,737	9,666
Current finance debt	4,091	3,674
Dividend payable	729	712
Current Derivative Financial Liabilities	403	508
Total	40,042	43,979
Non-financial liabilities [member]
Liabilities [abstract]
Non-current finance debt	0	0
Non-current derivative financial instruments	0	0
Trade and other payables	888	2,433
Current finance debt	0	0
Dividend payable	0	0
Current Derivative Financial Liabilities	0	0
Total	888	2,433
Financial liabilities at fair value through profit or loss, category [member]
Liabilities [abstract]
Non-current finance debt	0	0
Non-current derivative financial instruments	900	1,420
Trade and other payables	0	0
Current finance debt	0	0
Dividend payable	0	0
Current Derivative Financial Liabilities	403	508
Total	1,302	1,928
Amortised cost [member]
Liabilities [abstract]
Non-current finance debt	24,183	27,999
Non-current derivative financial instruments	0	0
Trade and other payables	8,849	7,233
Current finance debt	4,091	3,674
Dividend payable	729	712
Current Derivative Financial Liabilities	0	0
Total	$ 37,851	$ 39,618